WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited)	December 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 92.8%
Alabama - 2.0%
Alabama Corrections Institution Finance Authority Revenue, Series A	5.000%	7/1/42	$9,250,000	$9,936,102
Black Belt Energy Gas District, AL, Gas Project Revenue Bonds, Project #6, Series B	4.000%	12/1/26	2,125,000	2,100,398	(a)(b)
Jefferson County, AL, Sewer Revenue:
Convertible CAB, Subordinated Lien, Warrants, Step bond, Series F, Refunding (0.000% to 10/1/23 then 7.900%)	0.000%	10/1/50	9,000,000	9,194,438
Subordinated Lien Warrants, Series D	5.000%	10/1/23	4,000,000	4,058,804
Southeast Alabama Gas Supply District, Gas Supply Revenue, Project #2, Series A	4.000%	6/1/24	25,125,000	25,040,339	(a)(b)

Total Alabama				50,330,081

Alaska - 0.4%
Alaska State Housing Finance Corp. Revenue:
State Capital Project, Series B	4.000%	12/1/35	1,000,000	1,019,401
State Capital Project, Series B	4.000%	12/1/36	750,000	760,299
State Capital Project II, Series B	5.000%	12/1/37	750,000	809,083
Northern Tobacco Securitization Corp., AK, Revenue:
Asset Backed Senior Bonds, Class 1, Series A, Refunding	5.000%	6/1/26	1,085,000	1,130,802
Asset Backed Senior Bonds, Class 1, Series A, Refunding	5.000%	6/1/27	1,000,000	1,050,120
Asset Backed Senior Bonds, Class 1, Series A, Refunding	5.000%	6/1/28	1,650,000	1,745,580
Asset Backed Senior Bonds, Class 1, Series A, Refunding	5.000%	6/1/29	1,250,000	1,332,116
Asset Backed Senior Bonds, Class 1, Series A, Refunding	5.000%	6/1/30	1,750,000	1,877,421

Total Alaska				9,724,822

Arizona - 2.4%
Arizona State IDA, Education Revenue:
Academies Math & Science Project, Refunding, SD Credit Program	5.000%	7/1/37	700,000	717,194
Basis School Project, Credit Enhanced, SD Credit Program, Refunding	5.000%	7/1/37	850,000	883,162
Lincoln South Beltway Project	5.000%	2/1/24	2,000,000	2,040,747
Lincoln South Beltway Project	5.000%	8/1/24	2,000,000	2,061,852
Lincoln South Beltway Project	5.000%	2/1/25	1,500,000	1,561,445

See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2022 Quarterly Report	1

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	December 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Arizona - continued
Arizona State IDA, Hospital Revenue:
Phoenix Children’s Hospital Project	5.000%	2/1/36	$1,100,000	$1,180,167
Phoenix Children’s Hospital Project	5.000%	2/1/40	1,300,000	1,360,160
Chandler, AZ, IDA Revenue:
Intel Corp. Project	2.700%	8/14/23	8,000,000	7,947,948	(a)(b)(c)
Intel Corp. Project	5.000%	6/3/24	8,900,000	9,043,121	(a)(b)(c)
Intel Corp. Project	5.000%	9/1/27	6,500,000	6,785,778	(a)(b)(c)
Navajo Nation, AZ, Revenue, Series A, Refunding	5.000%	12/1/25	3,400,000	3,480,929	(d)
Phoenix, AZ, Civic Improvement Corp., Airport Revenue:
Junior Lien, Refunding	5.000%	7/1/27	4,000,000	4,121,406
Senior Lien, Series 2018	5.000%	7/1/36	3,715,000	3,884,326	(c)
Senior Lien, Series 2018	5.000%	7/1/37	4,300,000	4,475,400	(c)
Senior Lien, Series 2018	5.000%	7/1/38	5,085,000	5,277,843	(c)
Phoenix, AZ, IDA, Great Hearts Academies, Refunding	5.000%	7/1/36	1,600,000	1,620,702
Salt Verde, AZ, Financial Corp., Natural Gas Revenue, Series 2007	5.000%	12/1/32	3,665,000	3,832,734

Total Arizona				60,274,914

California - 8.5%
Alameda, CA, Corridor Transportation Authority Revenue:
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/34	3,000,000	3,096,947
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/36	4,200,000	4,308,500
Anaheim, CA, Housing & Public Improvements Authority, Sewer Revenue, Refunding	5.000%	2/1/36	2,060,000	2,238,971
Anaheim, CA, Public Financing Authority Lease Revenue:
Series A, Refunding	5.000%	5/1/28	1,100,000	1,132,910	(e)
Series A, Refunding	5.000%	5/1/29	1,255,000	1,292,547	(e)
Series A, Refunding	5.000%	5/1/30	1,700,000	1,750,860	(e)
Series A, Refunding	5.000%	5/1/31	1,850,000	1,905,348	(e)
Bay Area Toll Authority, CA, Toll Bridge Revenue:
San Francisco Bay Area, Series B-1 (SIFMA Municipal Swap Index Yield + 1.100%)	4.760%	4/1/24	3,000,000	3,019,297	(a)(b)

See Notes to Schedule of Investments.

2	Western Asset Intermediate-Term Municipals Fund 2022 Quarterly Report

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	December 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - continued
San Francisco Bay Area, Series C-1 (SIFMA Municipal Swap Index Yield + 0.900%)	4.560%	5/1/23	$30,000,000	$30,006,243	(a)(b)
California State Community Choice Financing Authority Revenue:
Clean Energy Project, Green Bonds, Climate Bond Certified, Series A	4.000%	12/1/27	2,300,000	2,309,685	(a)(b)
Clean Energy Project, Green Bonds, Series A-1	4.000%	8/1/28	2,250,000	2,239,467	(a)(b)
California State Infrastructure & Economic Development Bank Revenue, UCSF 2130 Third Street	5.000%	5/15/42	6,000,000	6,408,921
California State MFA Lease Revenue, Orange County, CA, Civic Center Infrastructure Improvement Program	5.000%	6/1/43	3,000,000	3,198,873
California State MFA Revenue:
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/34	4,550,000	4,700,228	(c)
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/43	4,500,000	4,530,441	(c)
California State MFA Special Facility Revenue, United Airlines, Inc., Los Angeles International Airport Project	4.000%	7/15/29	500,000	487,640	(c)
California State PCFA Water Furnishing Revenue:
Poseidon Resources	5.000%	7/1/27	7,060,000	7,080,324	(c)(d)
San Diego County Water Authority Desalination Project, Refunding	5.000%	7/1/39	1,500,000	1,467,042	(d)
California State, GO, Various Purpose, Refunding	4.000%	11/1/36	2,735,000	2,787,296
California Statewide CDA Revenue, Provident Group-Pomona Properties LLC, Series A	5.600%	1/15/36	8,405,000	8,355,937	(d)
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Revenue, Series A	5.250%	11/15/23	3,975,000	4,018,960
Los Angeles County, CA, MTA, Sales Tax Revenue:
Senior Proposition C, Series B	5.000%	7/1/34	5,000,000	5,559,210
Senior Proposition C, Series B	5.000%	7/1/35	5,000,000	5,510,003
Los Angeles, CA, Department of Airports Revenue:
Los Angeles International Airport, Series A, Refunding	5.000%	5/15/36	3,690,000	4,114,053
Los Angeles International Airport, Series G, Refunding	5.000%	5/15/27	3,390,000	3,622,523	(c)

See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2022 Quarterly Report	3

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	December 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - continued
Los Angeles International Airport, Series H, Refunding	5.000%	5/15/27	$4,175,000	$4,461,367	(c)
Subordinated, Los Angeles International Airport, Series B	5.000%	5/15/35	1,000,000	1,031,163	(c)
Subordinated, Los Angeles International Airport, Series B	5.000%	5/15/36	1,000,000	1,028,087	(c)
Subordinated, Los Angeles International Airport, Series C	5.000%	5/15/37	4,925,000	5,096,159	(c)
Subordinated, Los Angeles International Airport, Series C	5.000%	5/15/38	2,500,000	2,580,481	(c)
Subordinated, Los Angeles International Airport, Series D	5.000%	5/15/34	1,000,000	1,057,951	(c)
Subordinated, Los Angeles International Airport, Series D	5.000%	5/15/35	1,695,000	1,782,817	(c)
Subordinated, Los Angeles International Airport, Series D	5.000%	5/15/36	1,275,000	1,334,477	(c)
Subordinated, Los Angeles International Airport, Series F	5.000%	5/15/34	1,775,000	1,885,614	(c)
Los Angeles, CA, Department of Water & Power, Power System Revenue:
Series C	5.000%	7/1/36	6,450,000	6,995,222
Series C	5.000%	7/1/37	3,000,000	3,229,278
M-S-R Energy Authority, CA, Natural Gas Revenue:
Series A	6.125%	11/1/29	1,675,000	1,854,523
Series B	6.125%	11/1/29	16,035,000	17,754,550
Northern California Energy Authority, Commodity Supply Revenue, Series A	4.000%	7/1/24	3,000,000	2,997,982	(a)(b)
River Islands, CA, Public Financing Authority, Special Tax Revenue, Community Facilities District No. 2003-1, Series A-1, Refunding, AGM	5.000%	9/1/42	3,700,000	3,984,335
Riverside County, CA, Transportation Commission Sales Tax Revenue, Limited Tax, Series A	5.250%	6/1/26	4,000,000	4,038,904	(e)
Riverside, CA, Electric Revenue:
Series A, Refunding	5.000%	10/1/36	6,250,000	6,894,992
Series A, Refunding	5.000%	10/1/43	3,000,000	3,231,367
Riverside, CA, Sewer Revenue:
Series A, Refunding	5.000%	8/1/34	6,645,000	7,362,383
Series A, Refunding	5.000%	8/1/35	3,115,000	3,428,830

See Notes to Schedule of Investments.

4	Western Asset Intermediate-Term Municipals Fund 2022 Quarterly Report

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	December 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - continued
Series A, Refunding	5.000%	8/1/36	$1,000,000	$1,093,799
San Bernardino City, CA, Unified School District:
COP, School Financing Project, AGM	5.000%	10/1/34	1,000,000	1,104,803
COP, School Financing Project, AGM	5.000%	10/1/35	1,500,000	1,647,892
San Francisco, CA, City & County Airport Commission, International Airport Revenue:
Second Series D, Refunding	5.000%	5/1/48	2,500,000	2,531,013	(c)
Series A	5.000%	1/1/34	1,000,000	1,061,521	(c)
Sanger, CA, USD Revenue, COP, Capital Projects, Refunding, AGM	5.000%	6/1/49	3,000,000	3,092,019
Southern California Public Power Authority, Natural Gas Project Revenue, Project Number 1, Series A	5.250%	11/1/26	2,000,000	2,111,340
Southern California Water Replenishment District Financing Authority, Replenishment Revenue:
Series 2018	5.000%	8/1/36	2,300,000	2,531,794
Series 2018	5.000%	8/1/43	2,000,000	2,168,830
Tobacco Securitization Authority of Southern California:
San Diego County Tobacco Asset Securitization Corporation, Series A	5.000%	6/1/34	655,000	686,115
San Diego County Tobacco Asset Securitization Corporation, Series A	5.000%	6/1/36	1,000,000	1,038,500
San Diego County Tobacco Asset Securitization Corporation, Series A	5.000%	6/1/37	1,000,000	1,034,564
San Diego County Tobacco Asset Securitization Corporation, Series A	5.000%	6/1/38	750,000	773,451

Total California				218,048,349

Colorado - 2.2%
Base Village Metropolitan District #2, CO, GO, Series A, Refunding	5.500%	12/1/36	500,000	501,317
Colorado State Health Facilities Authority Revenue:
Commonspirit Health Initiatives, Series A	5.250%	11/1/37	1,450,000	1,554,380
Commonspirit Health Initiatives, Series A	5.250%	11/1/38	2,200,000	2,347,906
Commonspirit Health Initiatives, Series A	5.250%	11/1/39	2,000,000	2,130,017
Commonspirit Health Initiatives, Series B-2	5.000%	8/1/26	2,900,000	3,029,083	(a)(b)

See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2022 Quarterly Report	5

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	December 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Colorado - continued
Denver, CO, City & County Airport System Revenue:
Series A	5.500%	11/15/40	$15,000,000	$16,363,693	(c)
Series A	5.500%	11/15/42	9,000,000	9,746,689	(c)
Denver, CO, City & County Special Facility Apartment Revenue, United Airlines Inc. Project, Refunding	5.000%	10/1/32	4,800,000	4,730,566	(c)
District of Vauxmont Metropolitan, CO, GO:
Series 2019, Refunding, AGM	5.000%	12/15/27	255,000	273,225
Series 2020, Refunding, AGM	5.000%	12/1/26	385,000	413,253
Series 2020, Refunding, AGM	5.000%	12/1/28	415,000	457,128
Public Authority for Colorado Energy, Natural Gas Purchase Revenue:
Series 2008	6.125%	11/15/23	3,390,000	3,451,547
Series 2008	6.250%	11/15/28	8,000,000	8,632,782
Regional Transportation District, CO:
Denver Transit Partners Eagle P3 Project, Series A	5.000%	1/15/30	700,000	740,584
Denver Transit Partners Eagle P3 Project, Series A	5.000%	1/15/31	450,000	478,703
Denver Transit Partners Eagle P3 Project, Series A	5.000%	7/15/31	400,000	425,523

Total Colorado				55,276,396

Connecticut - 1.3%
Connecticut State HEFA Revenue:
Sacred Heart University Issue, Series I-1, Refunding	5.000%	7/1/36	1,150,000	1,205,739
Sacred Heart University Issue, Series I-1, Refunding	5.000%	7/1/42	2,000,000	2,060,671
Connecticut State Special Tax Revenue:
Transportation Infrastructure, Series A	5.000%	5/1/33	3,000,000	3,416,138
Transportation Infrastructure, Series A	5.000%	5/1/34	4,500,000	5,100,455
Transportation Infrastructure, Series A	5.000%	1/1/37	5,000,000	5,361,736
Connecticut State, GO:
Series C	4.000%	6/1/35	1,525,000	1,568,886
Series C	4.000%	6/1/37	1,000,000	1,006,056
Series C	4.000%	6/1/38	1,250,000	1,245,755
Series E	5.000%	10/15/34	2,900,000	3,097,862

See Notes to Schedule of Investments.

6	Western Asset Intermediate-Term Municipals Fund 2022 Quarterly Report

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	December 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Connecticut - continued
South Central, CT, Regional Water Authority, Water System Revenue:
Thirty Third, Series B-1, Refunding	5.000%	8/1/41	$1,750,000	$1,870,735
Thirty Third, Series B-2, Refunding	5.000%	8/1/31	2,000,000	2,212,297
Thirty Third, Series B-2, Refunding	5.000%	8/1/32	2,200,000	2,428,905
University of Connecticut, Student Fee Revenue, Series A	5.000%	11/15/43	2,900,000	3,098,868

Total Connecticut				33,674,103

Delaware - 0.2%
Delaware State Health Facilities Authority Revenue, Series 2018	5.000%	6/1/43	4,420,000	4,490,268

District of Columbia - 0.4%
District of Columbia Revenue:
Ingleside Rock Creek Project, Series A	5.000%	7/1/32	500,000	471,810
Ingleside Rock Creek Project, Series A	5.000%	7/1/37	500,000	454,750
KIPP DC Issue, Series A, Refunding	5.000%	7/1/37	4,010,000	4,114,707
KIPP DC Project, Series B, Refunding	5.000%	7/1/37	5,000,000	5,130,558

Total District of Columbia				10,171,825

Florida - 4.5%
Broward County, FL, Airport System Revenue:
Series 2017	5.000%	10/1/36	1,750,000	1,815,296	(c)
Series 2017	5.000%	10/1/42	1,500,000	1,530,262	(c)
Series A	5.000%	10/1/27	1,750,000	1,863,607	(c)
Broward County, FL, Port Facilities Revenue:
Series 2022	5.000%	9/1/32	1,725,000	1,913,871	(c)
Series 2022	5.000%	9/1/33	1,800,000	1,989,613	(c)
Series 2022	5.000%	9/1/35	1,650,000	1,794,613	(c)
Series 2022	5.000%	9/1/36	1,305,000	1,409,947	(c)
Series 2022	5.000%	9/1/38	1,350,000	1,442,800	(c)
Series 2022	5.000%	9/1/39	1,415,000	1,504,493	(c)
Series 2022	5.000%	9/1/40	1,150,000	1,216,219	(c)
Series 2022	5.000%	9/1/41	1,290,000	1,362,602	(c)
Series 2022	5.000%	9/1/42	1,750,000	1,848,604	(c)
Series B	5.000%	9/1/31	10,155,000	11,239,296	(c)
Broward County, FL, School Board, COP:
Series A, Refunding	5.000%	7/1/27	4,000,000	4,199,869
Series A, Refunding	5.000%	7/1/28	5,500,000	5,749,184
Series A, Refunding	5.000%	7/1/30	5,000,000	5,214,316

See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2022 Quarterly Report	7

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	December 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Florida - continued
Central Florida Expressway Authority Revenue:
Senior Lien, Refunding	5.000%	7/1/37	$1,250,000	$1,323,501
Senior Lien, Refunding	5.000%	7/1/38	1,000,000	1,055,925
Florida Atlantic University, FL, Finance Corp., Capital Improvements Revenue, Series 2019 A	5.000%	7/1/35	5,775,000	6,266,077
Florida State Development Finance Corp., Educational Facilities Revenue, Renaissance Charter School Inc. Projects, Series A	6.000%	6/15/35	1,900,000	1,917,515	(d)
Florida State Mid-Bay Bridge Authority Revenue:
Series A, Refunding	5.000%	10/1/26	2,000,000	2,047,431
Series A, Refunding	5.000%	10/1/27	3,000,000	3,068,301
Series A, Refunding	5.000%	10/1/28	1,000,000	1,022,139
Hillsborough County, FL, Aviation Authority Revenue, Tampa International Airport, Series E	5.000%	10/1/43	3,000,000	3,069,164	(c)
Lee County, FL, Airport Revenue, Series A, Refunding	5.000%	10/1/31	3,500,000	3,823,617	(c)
Miami-Dade County, FL, Aviation Revenue:
Series A, Refunding	4.000%	10/1/35	3,445,000	3,444,589
Series A, Refunding	4.000%	10/1/37	2,075,000	2,038,274
Series A, Refunding	4.000%	10/1/39	5,175,000	4,975,189
Miami-Dade County, FL, Expressway Authority Toll System Revenue:
Series B, Refunding	5.000%	7/1/24	3,000,000	3,076,016
Series B, Refunding	5.000%	7/1/25	3,730,000	3,829,450
Series B, Refunding	5.000%	7/1/26	1,700,000	1,741,827
Series B, Refunding	5.000%	7/1/27	2,350,000	2,406,440
Series B, Refunding	5.000%	7/1/28	1,000,000	1,023,870
Series B, Refunding	5.000%	7/1/30	2,500,000	2,556,745
Series B, Refunding	5.000%	7/1/31	2,750,000	2,805,986
Miami-Dade County, FL, Health Facilities Authority Hospital Revenue:
Nicklaus Children’s Hospital, Refunding	5.000%	8/1/35	1,020,000	1,065,599
Nicklaus Children’s Hospital, Refunding	5.000%	8/1/36	635,000	660,974
Nicklaus Children’s Hospital, Refunding	5.000%	8/1/37	1,010,000	1,047,479
Orange County, FL, Health Facilities Authority Revenue, Presbyterian Retirement Communities, Refunding	5.000%	8/1/36	3,745,000	3,888,260

See Notes to Schedule of Investments.

8	Western Asset Intermediate-Term Municipals Fund 2022 Quarterly Report

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	December 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Florida - continued
Palm Beach County, FL, Health Facilities Authority Revenue:
Jupiter Medical Center Project, Series A	5.000%	11/1/32	$400,000	$429,830
Jupiter Medical Center Project, Series A	5.000%	11/1/34	620,000	653,005
Jupiter Medical Center Project, Series A	5.000%	11/1/35	1,200,000	1,252,973
Jupiter Medical Center Project, Series A	5.000%	11/1/42	1,400,000	1,427,037
Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Series 2022, Refunding	4.000%	6/1/31	1,100,000	996,972
State of Florida Department of Transportation Turnpike System Revenue, Series A	4.000%	7/1/39	5,000,000	4,912,409
Tampa, FL, Hospital Revenue:
H. Lee Moffit Cancer Center Project, Series B	5.000%	7/1/40	1,250,000	1,292,937
H. Lee Moffitt Cancer Center Project, Series B	4.000%	7/1/45	1,000,000	906,009

Total Florida				116,120,132

Georgia - 0.8%
Brookhaven, GA, Development Authority Revenue, Children’s Healthcare of Atlanta, Inc., Series A	4.000%	7/1/44	3,500,000	3,364,423
Dahlonega, GA, Downtown Development Authority Revenue:
North Georgia MAC LLC Project, Refunding	5.000%	7/1/31	1,400,000	1,496,843
North Georgia MAC LLC Project, Refunding	5.000%	7/1/34	770,000	819,291
DeKalb County, GA, Water & Sewer Revenue, Series A	5.250%	10/1/26	2,500,000	2,501,320
Georgia State Higher Education Facilities Authority Revenue, USG Real Estate, Refunding	5.000%	6/15/33	1,600,000	1,760,518
Georgia State Municipal Electric Authority Power Revenue:
Series A	4.000%	1/1/51	645,000	541,134
Series A, AGM	4.000%	1/1/46	1,780,000	1,637,852
Series A, Refunding	5.000%	1/1/34	850,000	928,876
Series A, Refunding	5.000%	1/1/35	875,000	945,668
Series A, Refunding	5.000%	1/1/36	1,075,000	1,145,774
Series A, Refunding	5.000%	1/1/37	1,000,000	1,053,043

See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2022 Quarterly Report	9

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	December 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Georgia - continued
Main Street Natural Gas Inc., GA, Gas Project Revenue, Series A	5.000%	5/15/33	$2,750,000	$2,853,384
Private Colleges & Universities Authority, GA, Revenue, Savannah College of Art & Design Inc. Project	5.000%	4/1/28	2,000,000	2,051,327	(e)

Total Georgia				21,099,453

Guam - 0.1%
Guam Government, Business Privilege Tax Revenue:
Series F, Refunding	4.000%	1/1/36	1,085,000	1,016,978
Series F, Refunding	4.000%	1/1/42	2,050,000	1,793,424

Total Guam				2,810,402

Illinois - 13.3%
Chicago, IL, Board of Education, Dedicated Capital Improvement, Special Tax Revenue:
Series 2017	5.000%	4/1/42	1,700,000	1,703,031
Series 2018	5.000%	4/1/36	1,270,000	1,285,260
Series 2018	5.000%	4/1/37	1,400,000	1,415,882
Chicago, IL, Board of Education, GO:
Dedicated, Series A	5.000%	12/1/38	1,735,000	1,726,346
Dedicated, Series A	5.000%	12/1/43	18,000,000	17,610,849
Dedicated, Series G, Refunding	5.000%	12/1/34	2,230,000	2,254,832
Series A	5.000%	12/1/32	6,050,000	6,190,484
Series A	5.000%	12/1/35	3,450,000	3,478,141
Series A	5.000%	12/1/36	3,540,000	3,551,306
Series A	5.000%	12/1/40	1,500,000	1,469,282
Series A, Refunding	5.000%	12/1/29	2,500,000	2,567,999
Series B, Refunding	5.000%	12/1/36	3,100,000	3,109,406
Series C, Refunding	5.000%	12/1/24	2,500,000	2,546,786
Series C, Refunding	5.000%	12/1/25	1,000,000	1,023,620
Series D	5.000%	12/1/46	1,000,000	952,286
Chicago, IL, GO:
Chicago Works, Series A	5.500%	1/1/39	7,000,000	7,360,634	(f)
Series A	5.000%	1/1/40	7,075,000	7,031,160
Series A	5.000%	1/1/44	2,200,000	2,137,303
Series A, Refunding	5.000%	1/1/25	4,000,000	4,078,441
Series A, Refunding	5.000%	1/1/27	2,250,000	2,330,059
Series A, Refunding	5.625%	1/1/29	1,250,000	1,311,206
Series C, Refunding	5.000%	1/1/25	2,765,000	2,819,222

See Notes to Schedule of Investments.

10	Western Asset Intermediate-Term Municipals Fund 2022 Quarterly Report

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	December 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - continued
Chicago, IL, Metropolitan Water Reclamation District Greater Chicago, GO:
Series B, Green Bond	5.000%	12/1/25	$1,235,000	$1,285,897	(e)
Series B, Green Bond	5.000%	12/1/26	1,275,000	1,327,546	(e)
Series B, Green Bond	5.000%	12/1/27	1,360,000	1,416,049	(e)
Series B, Green Bond	5.000%	12/1/28	1,425,000	1,483,728	(e)
Series B, Green Bond	5.000%	12/1/30	1,575,000	1,639,910	(e)
Series B, Green Bond	5.000%	12/1/31	1,650,000	1,718,000	(e)
Series B, Green Bond	5.000%	12/1/32	1,735,000	1,806,504	(e)
Series B, Green Bond	5.000%	12/1/33	1,820,000	1,895,007	(e)
Series B, Green Bond	5.000%	12/1/34	1,910,000	1,988,716	(e)
Chicago, IL, O’Hare International Airport Revenue:
General Senior Lien, Series A, Refunding	5.000%	1/1/42	3,850,000	3,982,167	(c)
General Senior Lien, Series C, Refunding	5.000%	1/1/41	1,745,000	1,808,716	(c)
General Senior Lien, Series C, Refunding	5.000%	1/1/42	1,920,000	1,985,912	(c)
Senior Lien, Series D	5.250%	1/1/36	7,445,000	7,889,913
Senior Lien, Series D	5.250%	1/1/37	4,600,000	4,844,631
Series A, Refunding	5.000%	1/1/33	2,145,000	2,188,252	(c)
Series B, Refunding	5.000%	1/1/33	4,500,000	4,655,324
Series B, Refunding	5.000%	1/1/34	10,505,000	10,846,349
Series C	5.000%	1/1/30	6,010,000	6,140,827	(c)
Series C, Refunding	5.000%	1/1/43	1,570,000	1,619,552	(c)
Trips Obligated Group	5.000%	7/1/38	1,500,000	1,509,360	(c)
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue:
Second Lien, Series A, Refunding	5.000%	12/1/45	5,900,000	5,979,050
Second Lien, Series A, Refunding	4.000%	12/1/50	2,000,000	1,741,704
Chicago, IL, Wastewater Transmission Revenue:
Second Lien	5.000%	1/1/30	1,635,000	1,652,579
Second Lien	5.000%	1/1/31	1,500,000	1,516,922
Second Lien	5.000%	1/1/32	1,000,000	1,011,579
Second Lien	5.000%	1/1/33	1,035,000	1,043,585
Second Lien, Series B, Refunding	5.000%	1/1/36	4,000,000	4,093,108
Chicago, IL, Waterworks Revenue:
Second Lien Project	5.000%	11/1/30	1,785,000	1,825,546
Second Lien Project	5.000%	11/1/31	2,000,000	2,038,206
Second Lien Project	5.000%	11/1/33	1,500,000	1,526,286

See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2022 Quarterly Report	11

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	December 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - continued
Second Lien Project	5.000%	11/1/34	$1,000,000	$1,015,643
Second Lien, Refunding, AGM	5.000%	11/1/28	2,000,000	2,144,394
Second Lien, Series 2017, Refunding	5.000%	11/1/29	1,600,000	1,679,333
Cook County, IL, Sales Tax Revenue:
Series A, Refunding	5.000%	11/15/32	1,415,000	1,565,659
Series A, Refunding	5.000%	11/15/38	2,000,000	2,146,405
Elk Grove Village, IL, GO:
Property Tax	5.000%	1/1/29	550,000	594,405
Property Tax	5.000%	1/1/30	885,000	956,175
Illinois State Finance Authority Revenue:
Benedictine University, Refunding, Series 2021	5.000%	10/1/25	505,000	512,604
Benedictine University, Refunding, Series 2021	5.000%	10/1/27	630,000	643,787
NorthShore University HealthSystem, Refunding, Series A	5.000%	8/15/33	1,000,000	1,126,470
NorthShore University HealthSystem, Refunding, Series A	5.000%	8/15/34	2,000,000	2,239,519
Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project	5.000%	10/1/32	400,000	423,715
Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project	5.000%	10/1/34	430,000	452,550
Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project	5.000%	10/1/35	395,000	412,735
Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project	4.000%	10/1/40	1,250,000	1,143,652
Illinois State Finance Authority Revenue, Student Housing & Academic Facilities Revenue, Chicago LLC, University of Illinois Chicago Project, Series A	5.000%	2/15/37	700,000	667,894
Illinois State Sports Facilities Authority Revenue:
State Tax Supported, Refunding, AGM	5.250%	6/15/30	5,000,000	5,113,599
State Tax Supported, Refunding, AGM	5.250%	6/15/31	8,000,000	8,174,947
State Tax Supported, Refunding, AGM	5.250%	6/15/32	9,500,000	9,702,362

See Notes to Schedule of Investments.

12	Western Asset Intermediate-Term Municipals Fund 2022 Quarterly Report

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	December 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - continued
Illinois State Toll Highway Authority Revenue:
Series A	4.000%	1/1/46	$2,895,000	$2,711,012
Series C, Refunding	5.000%	1/1/25	5,000,000	5,219,249
Illinois State University, Auxiliary Facilities System Revenue:
Series A, Refunding, AGM	5.000%	4/1/26	510,000	542,860
Series A, Refunding, AGM	5.000%	4/1/28	475,000	520,416
Illinois State, GO:
Series 2016	5.000%	11/1/33	3,150,000	3,175,397
Series 2016, Refunding	5.000%	2/1/29	2,200,000	2,251,975
Series A	5.000%	3/1/32	3,925,000	4,014,468
Series A	5.000%	3/1/35	2,300,000	2,327,507
Series A	5.000%	3/1/36	1,000,000	1,008,267
Series A	5.000%	5/1/36	4,665,000	4,689,569
Series A	5.000%	5/1/39	4,800,000	4,767,917
Series A, Refunding	5.000%	10/1/27	12,805,000	13,240,470
Series A, Refunding	5.000%	10/1/30	1,275,000	1,306,530
Series B	5.000%	12/1/33	4,000,000	4,065,962
Series B, Refunding	5.000%	9/1/27	6,015,000	6,218,916
Series B, Refunding	5.000%	10/1/27	3,000,000	3,102,023
Series D	5.000%	11/1/27	9,695,000	10,025,726
Kane County, IL, School District #131 Aurora East Side, GO, Series A, AGM	4.000%	12/1/35	800,000	818,279
Metropolitan Pier & Exposition Authority, IL, Revenue:
McCormick Place Expansion Project, Series A, Refunding	4.000%	12/15/42	7,400,000	6,455,901
McCormick Place Expansion Project, Series A, Refunding	4.000%	12/15/47	1,635,000	1,366,121
McCormick Place Expansion Project, Series A, Refunding	4.000%	6/15/50	10,465,000	8,601,605
McCormick Place Expansion Project, Series A, Refunding	5.000%	6/15/50	16,400,000	16,022,290
McCormick Place Expansion Project, Series B, Refunding	5.000%	12/15/28	2,000,000	2,061,690
McCormick Place Expansion Project, Series B, Refunding	5.000%	12/15/30	625,000	643,454
Regional Transportation Authority, IL, GO:
Series A	4.000%	6/1/46	10,920,000	10,538,205
Series A, Refunding, NATL	6.000%	7/1/29	12,990,000	14,811,780

See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2022 Quarterly Report	13

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	December 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - continued
Sales Tax Securitization Corp., IL, Revenue, Series A, Refunding	5.000%	1/1/28	$1,750,000	$1,878,999
University of Illinois, COP:
Series C, Refunding	5.000%	3/15/25	1,250,000	1,274,616
Series C, Refunding	5.000%	3/15/26	1,800,000	1,833,745

Total Illinois				338,625,257

Indiana - 1.3%
Indiana State Finance Authority, Health System Revenue, Indiana University Health, Series B	2.250%	7/1/25	2,350,000	2,293,402	(a)(b)
Indiana State Finance Authority Environmental Facilities Revenue, Indianapolis Power & Light Company Project, Series A, Refunding	1.400%	8/1/29	7,000,000	5,995,065
Indiana State Finance Authority Revenue:
Marion General Hospital, Series A	4.000%	7/1/45	2,750,000	2,574,849
Midwestern Disaster Relief, Ohio Valley Electric Corp. Project, Series A	4.250%	11/1/30	3,000,000	2,901,144
Indiana State Health Facility Financing Authority Revenue, Ascension Health Credit Group	5.000%	11/15/35	10,000,000	10,345,749
Indianapolis, IN, Local Public Improvement Bond Bank:
Indianapolis Airport Authority Project, Revenue, Series 2019D, Refunding	5.000%	1/1/26	2,900,000	3,031,748	(c)
Indianapolis Airport Authority Project, Series A	5.000%	1/1/28	5,235,000	5,568,937	(c)
Valparaiso, IN, Exempt Facility Revenue, Pratt Paper LLC Project	5.875%	1/1/24	290,000	293,330	(c)

Total Indiana				33,004,224

Iowa - 0.5%
Iowa State Finance Authority Revenue, Midwestern Disaster Area, Iowa Fertilizer Co. Project, Refunding	5.000%	12/1/42	12,000,000	11,588,536	(a)(b)

Kansas - 0.0%††
Wyandotte County, KS, Turner Unified School District #202, GO, Series A, AGM	4.000%	9/1/36	775,000	820,880	(e)

Kentucky - 1.8%
Carroll County, KY, Environmental Facilities Revenue, Kentucky Utilities Company Project, Series A	1.750%	9/1/26	5,000,000	4,503,587	(a)(b)(c)
Carroll County, KY, PCR, Kentucky Utilities Company Project, Series A, Refunding	1.550%	9/1/26	6,000,000	5,459,832	(a)(b)

See Notes to Schedule of Investments.

14	Western Asset Intermediate-Term Municipals Fund 2022 Quarterly Report

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	December 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Kentucky - continued
Kentucky State PEA, Gas Supply Revenue, Series A	4.000%	6/1/26	$13,750,000	$13,615,387	(a)(b)
Kentucky State Turnpike Authority Economic Development Road Revenue:
Revitalization Project, Series B, Refunding	5.000%	7/1/27	1,435,000	1,566,153
Revitalization Project, Series B, Refunding	5.000%	7/1/28	1,000,000	1,091,179
Louisville/Jefferson County, KY, Metropolitan Government Health System Revenue:
Gas and Electric Company Project, Series A	1.750%	7/1/26	2,250,000	2,116,183	(a)(b)
Norton Healthcare Inc., Series C	5.000%	10/1/26	5,000,000	5,250,852	(a)(b)
Owensboro, KY, Electric Light & Power System Revenue:
Series B, Refunding	4.000%	1/1/23	1,600,000	1,600,000
Series B, Refunding	5.000%	1/1/24	1,350,000	1,374,868
Series B, Refunding	5.000%	1/1/27	650,000	698,915
Trimble County, KY, Revenue, Louisville Gas and Electric Company Project, Series A, Refunding	1.300%	9/1/27	9,000,000	7,596,265	(a)(b)(c)

Total Kentucky				44,873,221

Louisiana - 1.0%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue, East Baton Rouge Sewerage Commission Project, Series B, Refunding	0.875%	2/1/25	7,000,000	6,605,819	(a)(b)
Louisiana State Offshore Terminal Authority Revenue, Loop LLC Project, Series A	1.650%	12/1/23	5,015,000	4,933,960	(a)(b)
Shreveport, LA, Water & Sewer Revenue:
Refunding, AGM	5.000%	12/1/28	2,440,000	2,590,552
Refunding, AGM	5.000%	12/1/29	2,000,000	2,122,252
St. John the Baptist Parish, LA, State Revenue:
Marathon Oil Corp. Project, Series B-1, Refunding	2.125%	7/1/24	5,250,000	5,089,643	(a)(b)
Marathon Oil Corp. Project, Series B-2, Refunding	2.375%	7/1/26	3,750,000	3,469,938	(a)(b)

Total Louisiana				24,812,164

See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2022 Quarterly Report	15

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	December 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Maryland - 0.3%
Maryland State EDC, Student Housing Revenue:
University of Maryland College Park Project, Refunding, AGM	4.000%	6/1/26	$625,000	$645,244
University of Maryland College Park Project, Refunding, AGM	5.000%	6/1/27	1,400,000	1,480,778
University of Maryland College Park Project, Refunding, AGM	5.000%	6/1/30	1,550,000	1,628,308
University of Maryland College Park Project, Refunding, AGM	5.000%	6/1/31	1,000,000	1,048,233
Maryland State Stadium Authority Built to Learn Revenue, Series 2021	4.000%	6/1/46	4,000,000	3,696,522

Total Maryland				8,499,085

Massachusetts - 2.5%
Massachusetts State Department of Transportation, Metropolitan Highway System Revenue:
Series B-1, Refunding	5.000%	1/1/35	1,000,000	1,106,171
Series B-1, Refunding	5.000%	1/1/36	2,000,000	2,197,355
Series B-1, Refunding	5.000%	1/1/37	1,000,000	1,091,089
Massachusetts State DFA Revenue:
Brandeis University, Series S-1, Refunding	5.000%	10/1/34	1,740,000	1,911,867
Brandeis University, Series S-1, Refunding	5.000%	10/1/38	1,210,000	1,302,544
Dana-Farber Cancer Institute, Series N	5.000%	12/1/34	2,000,000	2,102,804
Foxborough Regional Charter School, Series B, Refunding	5.000%	7/1/37	1,000,000	1,003,529
Mass General Brigham Issue, Series A-1	5.000%	1/31/30	4,000,000	4,459,417	(a)(b)
Northeastern University Issue, Refunding	5.000%	10/1/44	2,000,000	2,209,659
Northeastern University Issue, Series 2022, Refunding	5.000%	10/1/40	6,500,000	7,295,418
Northeastern University Issue, Series 2022, Refunding	5.000%	10/1/42	12,500,000	13,925,614
Partners Healthcare System, Refunding	5.000%	7/1/37	1,500,000	1,576,866
Seven Hills Foundation and Affiliates Issue, Refunding	4.000%	9/1/39	580,000	522,841
Sterling and Francine Clark Art Institute, Refunding	5.000%	7/1/36	3,035,000	3,167,386
UMass Boston Student Housing Project	5.000%	10/1/28	2,900,000	2,924,375
Wellforce Issue, Series A	5.000%	7/1/34	1,325,000	1,378,550

See Notes to Schedule of Investments.

16	Western Asset Intermediate-Term Municipals Fund 2022 Quarterly Report

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	December 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Massachusetts - continued
Massachusetts State Port Authority Revenue:
Series A	5.000%	7/1/33	$4,880,000	$5,244,912	(c)
Series E	5.000%	7/1/46	4,000,000	4,125,662	(c)
Massachusetts State Water Resources Authority Revenue, General, Series C, Green Bond, Refunding	4.000%	8/1/36	7,000,000	7,099,632

Total Massachusetts				64,645,691

Michigan - 2.6%
Detroit, MI, Downtown Development Authority, Tax Increment Revenue:
Series A, Refunding, AGM	5.000%	7/1/36	2,000,000	2,031,403
Series A, Refunding, AGM	5.000%	7/1/38	1,350,000	1,365,923
Great Lakes, MI, Water Authority Water Supply System Revenue:
Senior Lien, Series C, Refunding	5.000%	7/1/33	7,700,000	8,153,426
Senior Lien, Series C, Refunding	5.000%	7/1/35	4,500,000	4,734,692
Kent County, MI, Gerald R. Ford International Airport, GO, Authority Revenue, County Guaranty	5.000%	1/1/46	1,000,000	1,055,577	(c)
Michigan State Finance Authority Revenue:
Detroit School District, Series A, Refunding, Q-SBLF	5.000%	5/1/23	2,000,000	2,013,091
Detroit School District, Series A, Refunding, Q-SBLF	5.000%	5/1/24	2,000,000	2,057,459
Detroit School District, Series A, Refunding, Q-SBLF	5.000%	5/1/25	1,500,000	1,572,732
Hospital Revenue, Trinity Health Credit Group, Series A, Refunding	5.000%	12/1/42	2,250,000	2,303,851
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Second Lien Local Project, Series C, Refunding	5.000%	7/1/33	1,500,000	1,548,297
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Series D2, Refunding, AGM	5.000%	7/1/24	11,500,000	11,833,745
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Series D2, Refunding, AGM	5.000%	7/1/28	3,660,000	3,777,591
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Series D-2, Refunding	5.000%	7/1/34	700,000	721,023
Tobacco Settlement Asset-Backed, Series A-1, Refunding	4.000%	6/1/39	1,850,000	1,675,353

See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2022 Quarterly Report	17

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	December 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Michigan - continued
Michigan State Strategic Fund Limited Obligation Revenue:
Consumers Energy Company Project	1.800%	10/1/24	$6,500,000	$6,282,305	(a)(b)(c)
Graphic Packaging International, LLC Coated Recycled Machine Project, Green Bonds	4.000%	10/1/26	2,750,000	2,656,128	(a)(b)(c)
I-75 Improvement Project	5.000%	12/31/43	4,000,000	3,934,639	(c)
Michigan Senate Offices Project, Series A	5.000%	10/15/28	1,190,000	1,257,379
Michigan Senate Offices Project, Series A	5.000%	10/15/31	1,640,000	1,730,159
Michigan Senate Offices Project, Series A	5.000%	10/15/33	1,985,000	2,090,863
Michigan Senate Offices Project, Series A	5.000%	10/15/35	1,000,000	1,053,332
Walled Lake Consolidated School District, MI, GO, Q-SBLF	5.000%	5/1/45	2,300,000	2,476,539

Total Michigan				66,325,507

Mississippi - 0.4%
Mississippi Hospital Equipment & Facilities Authority Revenue, North Mississippi Health Services, Series II, Refunding	5.000%	3/1/27	6,000,000	6,279,985	(a)(b)
Mississippi State Development Bank Special Obligation:
Jackson, Mississippi Sales Tax Revenue Infrastructure Project	5.000%	9/1/27	1,325,000	1,397,999
Jackson, Mississippi Sales Tax Revenue Infrastructure Project	5.000%	9/1/29	1,750,000	1,876,557

Total Mississippi				9,554,541

Missouri - 0.5%
Cape Girardeau County, MO, IDA, Healthcare Facilities Revenue, Southeast Health	4.000%	3/1/41	1,250,000	1,084,734
Kansas City, MO, IDA, Airport System Revenue:
Kansas City International Airport Terminal Modernization Project, Series B	5.000%	3/1/35	3,250,000	3,410,077	(c)
Kansas City International Airport Terminal Modernization Project, Series B	5.000%	3/1/36	4,000,000	4,173,903	(c)
Kansas City International Airport Terminal Modernization Project, Series B	5.000%	3/1/37	1,500,000	1,555,262	(c)

See Notes to Schedule of Investments.

18	Western Asset Intermediate-Term Municipals Fund 2022 Quarterly Report

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	December 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Missouri - continued
Missouri State Environmental Improvement & Energy Resources Authority Revenue, Kansas City Power & Light Co. Project	3.500%	7/1/25	$750,000	$744,407	(a)(b)(c)
Missouri State Health Senior Living Facilities Revenue, Lutheran Senior Services Projects, Series A	5.000%	2/1/34	1,350,000	1,337,504

Total Missouri				12,305,887

Nebraska - 0.5%
Central Plains, NE, Energy Project, Gas Project Revenue, Project #3, Series A, Refunding	5.000%	9/1/37	4,500,000	4,679,694
Douglas County, NE, Hospital Authority No. 2 Revenue, Children’s Hospital Obligated Group	5.000%	11/15/25	2,100,000	2,203,284	(a)(b)
Omaha Public Power District, NE, Electric System Revenue, Series B	4.000%	2/1/46	6,000,000	5,724,037

Total Nebraska				12,607,015

Nevada - 0.2%
Clark County, NV, GO, Pledged Revenue, Stadium Improvements, Series A	5.000%	6/1/38	5,000,000	5,374,378

New Hampshire - 0.1%
National Finance Authority, NH, Solid Waste Disposal Revenue, Waste Management, Inc. Project, Series A2, Refunding	2.150%	7/1/24	1,500,000	1,445,510	(a)(b)(c)

New Jersey - 7.7%
Casino Reinvestment Development Authority, NJ, Luxury Tax Revenue:
Refunding, AGM	5.000%	11/1/26	1,000,000	1,035,309
Refunding, AGM	5.000%	11/1/27	1,500,000	1,551,977
Refunding, AGM	5.000%	11/1/29	1,500,000	1,548,438
Refunding, AGM	5.000%	11/1/31	1,000,000	1,027,994
New Brunswick, NJ, Parking Authority, City GTD, Series A, Refunding, BAM	5.000%	9/1/35	2,000,000	2,116,782
New Jersey State EDA Revenue:
Motor Vehicle Surcharges Revenue, Subordinated, Series A, Refunding	5.000%	7/1/33	3,000,000	3,127,994
Provident Group - Rowan Properties LLC, Rowan University Housing Project	5.000%	1/1/30	2,400,000	2,315,372
Provident Group - Rowan Properties LLC, Rowan University Housing Project, Series A	5.000%	1/1/35	1,750,000	1,616,508
School Facilities Construction, Series BBB, Refunding	5.500%	6/15/31	2,000,000	2,225,312	(e)

See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2022 Quarterly Report	19

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	December 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Jersey - continued
School Facilities Construction, Series DDD	5.000%	6/15/32	$3,000,000	$3,301,986	(e)
School Facilities Construction, Series DDD	5.000%	6/15/33	2,450,000	2,581,339
School Facilities Construction, Series DDD	5.000%	6/15/35	1,000,000	1,042,483
School Facilities Construction, Series DDD	5.000%	6/15/42	4,380,000	4,452,996
School Facilities Construction, Series I, Refunding, State Appropriations (SIFMA Municipal Swap Index Yield + 1.600%)	5.260%	3/1/28	20,000,000	20,000,182	(b)
School Facilities Construction, Series NN, Refunding	5.000%	3/1/24	4,060,000	4,070,893
School Facilities Construction, Series QQQ	4.000%	6/15/39	1,000,000	925,915
School Facilities Construction, Series S	5.000%	6/15/32	1,700,000	1,866,102
School Facilities Construction, Series S	4.000%	6/15/37	1,250,000	1,187,679
School Facilities Construction, Series S	4.000%	6/15/38	1,200,000	1,124,262
School Facilities Construction, Series S	4.000%	6/15/41	1,750,000	1,580,370
School Facilities Construction, Series WW, State Appropriations	5.250%	6/15/29	11,390,000	12,094,711	(e)
School Facilities Construction, Series WW, State Appropriations	5.250%	6/15/30	10,685,000	11,346,092	(e)
Special Facility, Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/37	1,400,000	1,407,519	(c)
Transit Transportation Project, Series A	5.000%	11/1/32	1,000,000	1,084,582
Transit Transportation Project, Series A	5.000%	11/1/33	4,750,000	5,118,714
New Jersey State Health Care Facilities Financing Authority:
University Hospital, Series A, AGM	5.000%	7/1/25	2,350,000	2,460,498
University Hospital, Series A, AGM	5.000%	7/1/28	2,000,000	2,086,813
University Hospital, Series A, AGM	5.000%	7/1/30	1,200,000	1,248,510
New Jersey State Transportation Trust Fund Authority Revenue:
Federal Highway Reimbursement, Series A, Refunding	5.000%	6/15/24	1,500,000	1,539,944
Federal Highway Reimbursement, Series A, Refunding	5.000%	6/15/29	6,500,000	6,855,079
Transportation Program, Series AA	5.000%	6/15/36	2,000,000	2,129,031
Transportation Program, Series AA, Refunding	5.000%	6/15/36	8,200,000	8,811,373
Transportation Program, Series BB	4.000%	6/15/36	3,500,000	3,410,170
Transportation Program, Series BB	5.000%	6/15/36	3,000,000	3,213,831
Transportation Program, Series BB	4.000%	6/15/38	3,000,000	2,810,656
Transportation Program, Series CC	5.000%	6/15/40	3,000,000	3,130,006

See Notes to Schedule of Investments.

20	Western Asset Intermediate-Term Municipals Fund 2022 Quarterly Report

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	December 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Jersey - continued
Transportation Program, Series CC	5.250%	6/15/46	$6,500,000	$6,850,089
Transportation System, Series A, Refunding	5.000%	12/15/27	1,625,000	1,750,707
Transportation System, Series A, Refunding	5.000%	12/15/28	11,375,000	12,369,193
Transportation System, Series A, Refunding	4.000%	6/15/36	2,500,000	2,435,836
New Jersey State Turnpike Authority Revenue:
Series A, Refunding	5.000%	1/1/32	9,000,000	9,559,418
Series A, Refunding	5.000%	1/1/33	10,230,000	10,842,187
New Jersey State, GO, COVID-19 Emergency, Series A	5.000%	6/1/25	18,600,000	19,589,433
Tobacco Settlement Financing Corp., NJ, Revenue:
Series A, Refunding	5.000%	6/1/35	3,250,000	3,359,713
Series A, Refunding	5.000%	6/1/36	3,000,000	3,085,277

Total New Jersey				197,289,275

New York - 10.6%
Hudson Yards Infrastructure Corp., NY, Second Indenture Revenue, Series A, Refunding	5.000%	2/15/35	10,000,000	10,795,665
Long Island, NY, Power Authority:
Electric System Revenue, Series A, Refunding	5.000%	9/1/34	1,860,000	2,132,756
Electric System Revenue, Series A, Refunding	5.000%	9/1/38	1,400,000	1,536,096
Electric System Revenue, Series B, Refunding	1.500%	9/1/26	5,500,000	5,111,967	(a)(b)
Electric System Revenue, Series B, Refunding	5.000%	9/1/27	1,750,000	1,881,753	(a)(b)
Electric System Revenue, Series B, Refunding	5.000%	9/1/32	5,820,000	6,221,461
MTA, NY, Transportation Revenue:
Green Bonds, Series A-2, Refunding	5.000%	11/15/24	1,315,000	1,350,059
Green Bonds, Series C-1, Refunding	4.000%	11/15/37	1,750,000	1,589,918
Green Bonds, Series E	5.000%	11/15/29	1,000,000	1,044,005
Green Bonds, Series E, Refunding	4.000%	11/15/26	2,250,000	2,271,782
Green Bonds, Series E, Refunding	5.000%	11/15/27	3,750,000	3,940,894
Green Bonds, Series E, Refunding	5.000%	11/15/28	3,000,000	3,135,017
Series A-2	5.000%	5/15/30	5,250,000	5,568,248	(a)(b)
Series B, Refunding	5.000%	11/15/37	1,660,000	1,686,970

See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2022 Quarterly Report	21

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	December 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - continued
Nassau County, NY, Industrial Development Agency, Step bond, Continuing Care Retirement Community Revenue Project (5.000% to 9/8/41 then 5.250%)	5.000%	1/1/58	$551,102	$269,495
New York City, NY, GO:
Step bond, Subseries F-4 (5.000% to 12/1/25 then 9.000%)	5.000%	12/1/25	1,750,000	1,825,606	(a)
Subseries B-1	5.250%	10/1/43	3,250,000	3,605,918
Subseries E-1	5.000%	3/1/37	7,000,000	7,484,018
Subseries F-1	4.000%	3/1/38	1,000,000	987,708
Subseries F-1	5.000%	3/1/39	1,500,000	1,624,515
Subseries F-1	4.000%	3/1/40	1,500,000	1,457,311
Subseries F-1	5.000%	3/1/42	3,500,000	3,731,151
New York City, NY, Industrial Development Agency Revenue:
Yankee Stadium Project, Series A, Refunding, AGM	5.000%	3/1/28	500,000	546,114
Yankee Stadium Project, Series A, Refunding, AGM	5.000%	3/1/29	1,500,000	1,657,962
Yankee Stadium Project, Series A, Refunding, AGM	5.000%	3/1/30	1,600,000	1,785,619
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Subordinated, Series BB-2, Refunding	5.000%	6/15/32	3,000,000	3,275,919
New York City, NY, TFA, Building Aid Revenue:
Fiscal 2015, Series S-1, State Aid Withholding	5.000%	7/15/29	2,500,000	2,604,283
Fiscal 2015, Series S-1, State Aid Withholding	5.000%	7/15/30	4,000,000	4,162,834
New York City, NY, TFA, Future Tax Secured Revenue:
Series C	4.000%	5/1/38	3,500,000	3,421,693
Series C1	4.000%	11/1/38	8,055,000	7,870,628
New York State Dormitory Authority Revenue:
Non-State Supported Debt, School District, Series A, AGM	5.000%	10/1/29	20,000	22,436	(e)
Non-State Supported Debt, School District, Series A, AGM	5.000%	10/1/29	7,780,000	8,659,029

See Notes to Schedule of Investments.

22	Western Asset Intermediate-Term Municipals Fund 2022 Quarterly Report

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	December 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - continued
New York State Dormitory Authority, Sales Tax Revenue:
Bidding Group 3, Series E, Refunding	5.000%	3/15/38	$7,620,000	$8,189,462
State Supported, Series A	5.000%	3/15/40	6,000,000	6,322,862
New York State Dormitory Authority, State Personal Income Tax Revenue:
Bidding Group 4, Series A, Refunding	5.000%	3/15/45	8,950,000	9,401,689
Series A, Unrefunded	5.000%	2/15/43	5,810,000	6,024,473
Series D, Refunding	5.000%	2/15/41	9,435,000	10,060,879
New York State Liberty Development Corp., Liberty Revenue, 3 World Trade Center Project, Class 1, Refunding	5.000%	11/15/44	10,000,000	9,107,125	(d)
New York State Thruway Authority General Revenue:
Junior Indebtedness Obligations, Junior Lien, Series A	5.000%	1/1/33	4,500,000	4,733,246
Junior Indebtedness Obligations, Junior Lien, Series A	5.000%	1/1/34	2,100,000	2,202,725
Junior Indebtedness Obligations, Junior Lien, Series A	5.000%	1/1/35	250,000	261,503
Junior Indebtedness Obligations, Junior Lien, Series A	5.000%	1/1/41	2,630,000	2,723,704
New York State Thruway Authority, State Personal Income Tax Revenue, Series A	5.000%	3/15/26	1,800,000	1,806,350
New York State Transportation Development Corp., Special Facilities Revenue:
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/30	4,750,000	4,846,565	(c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/32	6,480,000	6,579,728	(c)
LaGuardia Airport Terminal B Redevelopment Project, AGM	4.000%	7/1/36	21,335,000	19,783,557	(c)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/34	1,000,000	1,009,009	(c)
Terminal 4 John F. Kennedy International Airport Project, Series C, Refunding	5.000%	12/1/27	1,000,000	1,062,347
Terminal 4 John F. Kennedy International Airport Project, Series C, Refunding	5.000%	12/1/29	2,500,000	2,691,204

See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2022 Quarterly Report	23

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	December 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - continued
New York State Urban Development Corp. Revenue:
State Personal Income Tax, Series A	5.000%	3/15/41	$7,945,000	$8,530,884
State Personal Income Tax, Series C	4.000%	3/15/45	7,750,000	7,251,235
Port Authority of New York & New Jersey Revenue:
Consolidated Series One Hundred Eighty	5.000%	9/1/27	5,000,000	5,105,950	(c)
Consolidated Series One Hundred Eighty	5.000%	9/1/28	5,000,000	5,103,523	(c)
Series 194, Refunding	5.000%	10/15/33	10,000,000	10,516,915
Series 226, Refunding	5.000%	10/15/39	3,105,000	3,265,594	(c)
Triborough Bridge & Tunnel Authority, NY, Revenue:
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/45	2,465,000	2,585,333
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/49	10,000,000	10,552,633
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/49	10,500,000	11,095,493
Senior Lien-MTA Bridges & Tunnels, Series C-1A	5.000%	5/15/51	4,650,000	4,937,759
Troy, NY, Capital Resource Corp., Revenue, Rensselaer Polytechnic Institute Project, Series A, Refunding	5.000%	9/1/36	1,855,000	1,968,953

Total New York				270,979,530

North Carolina - 0.6%
Charlotte, NC, COP, Series P, Refunding	5.000%	6/1/44	2,380,000	2,558,189
Charlotte, NC, Airport Revenue:
Charlotte Douglas International Airport	5.000%	7/1/38	1,500,000	1,618,887
Charlotte Douglas International Airport	5.000%	7/1/39	1,000,000	1,075,243
Charlotte Douglas International Airport	4.000%	7/1/44	1,500,000	1,441,896
Charlotte Douglas International Airport, Refunding	5.000%	7/1/36	1,100,000	1,204,734
North Carolina State Limited Obligation Revenue, Series A	5.000%	5/1/32	2,000,000	2,264,306
North Carolina State Turnpike Authority:
Triangle Expressway System Revenue, Senior Lien, Refunding	5.000%	1/1/43	4,000,000	4,116,892
Triangle Expressway System Revenue, Senior Lien, Refunding, AGM	5.000%	1/1/31	500,000	533,098

Total North Carolina				14,813,245

Ohio - 1.1%
American Municipal Power Inc., OH, Revenue:
AMP Fremont Energy Center Project, Series A, Refunding	5.000%	2/15/28	2,250,000	2,467,057
AMP Fremont Energy Center Project, Series A, Refunding	5.000%	2/15/29	1,250,000	1,373,458
AMP Fremont Energy Center Project, Series A, Refunding	5.000%	2/15/35	1,500,000	1,676,554

See Notes to Schedule of Investments.

24	Western Asset Intermediate-Term Municipals Fund 2022 Quarterly Report

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	December 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Ohio - continued
Buckeye, OH, Tobacco Settlement Financing Authority Revenue:
Senior Bonds, Series A-2, Refunding	5.000%	6/1/33	$2,750,000	$2,919,744
Senior Bonds, Series B-2, Refunding	5.000%	6/1/55	7,100,000	6,171,939
Ohio State Air Quality Development Authority Revenue:
American Electric Co. Project, Series B, Refunding	2.500%	10/1/29	3,000,000	2,660,460	(a)(b)(c)
Duke Energy Corp. Project, Series B, Refunding	4.250%	6/1/27	3,100,000	3,095,116	(a)(b)(c)
Ohio State Higher Educational Facility Revenue:
University of Dayton 2018 Project, Series B, Refunding	5.000%	12/1/32	1,000,000	1,073,603
Xavier University 2020 Project, Series F, Refunding	5.000%	5/1/35	880,000	959,572
Xavier University 2020 Project, Series F, Refunding	5.000%	5/1/36	925,000	1,002,539
Xavier University 2020 Project, Series F, Refunding	4.000%	5/1/38	745,000	718,523
Xavier University 2020 Project, Series F, Refunding	4.000%	5/1/40	600,000	560,812
Ohio State Hospital Revenue:
University Hospitals Health Systems Inc., Series E, Refunding	5.000%	1/15/35	1,000,000	1,063,993
University Hospitals Health Systems Inc., Series E, Refunding	5.000%	1/15/36	1,200,000	1,266,930
Ohio State Private Activity Revenue, Portsmouth Bypass Project	5.000%	12/31/39	800,000	801,357	(c)

Total Ohio				27,811,657

Oregon - 0.9%
Lane & Douglas Counties, OR, School District #28J Fern Ridge, GO:
Convertible Deferred Interest, Series A, School Board Guaranty	5.000%	6/15/30	2,480,000	2,672,234	(e)
Convertible Deferred Interest, Series A, School Board Guaranty	5.000%	6/15/30	690,000	741,591
Convertible Deferred Interest, Series A, School Board Guaranty	5.000%	6/15/36	2,000,000	2,158,455	(e)

See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2022 Quarterly Report	25

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	December 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oregon - continued
Medford, OR, Hospital Facilities Authority Revenue, Asante Project, Series A, Refunding	5.000%	8/15/45	$2,000,000	$2,084,807
Multnomah County, OR, School District No 7, Reynolds, GO, Deferred Interest,Series B, School Board Guaranty	0.000%	6/15/31	2,000,000	1,420,243
Oregon State Health & Science University, Revenue, Series B, Refunding	5.000%	7/1/35	4,650,000	4,901,915
Port of Portland, OR, Airport Revenue:
Portland International Airport, Series 24B	5.000%	7/1/42	1,530,000	1,554,819	(c)
Portland International Airport, Series 26C, Refunding	5.000%	7/1/26	500,000	526,245	(c)
Portland International Airport, Series 26C, Refunding	5.000%	7/1/27	1,000,000	1,061,874	(c)
Washington Clackamas & Yamhill Counties, OR, School District #88J, GO, Sherwood, School Board Guaranty	5.000%	6/15/32	1,250,000	1,360,998
Washington Multnomah & Yamhill Counties, OR, School District #1J West Union, GO, Hillsboro, School Board Guaranty	5.000%	6/15/34	3,000,000	3,250,739

Total Oregon				21,733,920

Pennsylvania - 4.4%
Berks County, PA, IDA, Healthcare Facilities Revenue:
Highlands at Wyomissing, Refunding	5.000%	5/15/32	400,000	399,679
Highlands at Wyomissing, Refunding	5.000%	5/15/37	375,000	364,864
Bucks County, PA, Water and Sewer Authority Sewer System Revenue:
Series A, AGM	4.000%	12/1/42	1,750,000	1,686,757
Series A, AGM	5.250%	12/1/47	2,175,000	2,374,291
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue	5.000%	6/1/30	2,290,000	2,494,799
Cumberland County, PA, Municipal Authority Revenue:
Diakon Lutheran Social Ministries Project	5.000%	1/1/25	265,000	276,463	(g)
Diakon Lutheran Social Ministries Project	5.000%	1/1/26	285,000	297,328	(e)
Diakon Lutheran Social Ministries, Refunding	5.000%	1/1/25	660,000	688,549	(g)
Diakon Lutheran Social Ministries, Refunding	5.000%	1/1/25	1,075,000	1,097,860
Diakon Lutheran Social Ministries, Refunding	5.000%	1/1/26	715,000	745,928	(e)

See Notes to Schedule of Investments.

26	Western Asset Intermediate-Term Municipals Fund 2022 Quarterly Report

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	December 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pennsylvania - continued
Diakon Lutheran Social Ministries, Refunding	5.000%	1/1/26	$1,500,000	$1,530,454
Diakon Lutheran Social Ministries, Refunding	5.000%	1/1/27	300,000	312,977	(e)
Diakon Lutheran Social Ministries, Refunding	5.000%	1/1/27	575,000	585,570
Penn State Health	4.000%	11/1/35	2,000,000	2,041,881
Lancaster County, PA, Hospital Authority Revenue:
Penn State Health, Series 2021	5.000%	11/1/38	1,000,000	1,057,992
Penn State Health, Series 2021	5.000%	11/1/39	1,100,000	1,157,282
Penn State Health, Series 2021	5.000%	11/1/40	1,300,000	1,358,289
Penn State Health, Series 2021	5.000%	11/1/41	1,725,000	1,790,325
Penn State Health, Series 2021	5.000%	11/1/46	3,900,000	3,958,333
Luzerne County, PA, GO, Series A, Refunding, AGM	5.000%	11/15/29	3,000,000	3,159,234
Pennsylvania State Economic Development Financing Authority:
The Penndot Major Bridges Package One Project, AGM	5.500%	6/30/40	5,000,000	5,223,485	(c)
The Penndot Major Bridges Package One Project, AGM	5.500%	6/30/41	3,750,000	3,901,111	(c)
The Penndot Major Bridges Package One Project, AGM	5.750%	6/30/48	13,000,000	13,566,472	(c)
Pennsylvania State Turnpike Commission Revenue:
Series A, Refunding	5.000%	12/1/47	4,750,000	5,008,367
Series B	5.000%	12/1/36	1,000,000	1,117,710
Series B	5.000%	12/1/37	1,750,000	1,934,839
Series B	5.000%	12/1/38	2,000,000	2,185,535
Series B	5.000%	12/1/39	3,000,000	3,246,785
Series B	5.000%	12/1/40	2,250,000	2,409,744
Series B	5.000%	12/1/45	2,310,000	2,438,058
Series B, Refunding	5.000%	12/1/47	5,000,000	5,311,239
Subordinated, Series B	4.000%	12/1/46	3,500,000	3,226,622
Philadelphia, PA, Airport Revenue:
Series A, Refunding	5.000%	6/15/33	6,625,000	6,783,797	(c)
Series A, Refunding	5.000%	6/15/34	6,955,000	7,108,226	(c)
Philadelphia, PA, Authority for IDR, Lease Revenue, Refunding	5.000%	10/1/30	3,500,000	3,931,889

See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2022 Quarterly Report	27

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	December 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pennsylvania - continued
Philadelphia, PA, GO:
Series B	5.000%	2/1/35	$2,100,000	$2,269,815
Series B	5.000%	2/1/36	1,500,000	1,611,537
Philadelphia, PA, School District, GO, Series A, State Aid Withholding	5.000%	9/1/28	2,285,000	2,397,598
Philadelphia, PA, Water & Wastewater Revenue, Series B	5.000%	11/1/49	6,155,000	6,434,286
State Public School Building Authority, PA, Lease Revenue:
Philadelphia SD Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/31	1,380,000	1,457,255
Philadelphia SD Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/33	4,150,000	4,366,808

Total Pennsylvania				113,310,033

Puerto Rico - 2.5%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue:
Senior Lien, Series A, Refunding	5.000%	7/1/47	8,155,000	7,376,037	(d)
Senior Lien, Series B, Refunding	5.000%	7/1/28	1,120,000	1,108,875	(d)
Puerto Rico Commonwealth Highway & Transportation Authority Revenue, Restructured, Series A	5.000%	7/1/62	1,300,000	1,200,875
Puerto Rico Commonwealth, GO:
CAB, Restructured, Series A-1	0.000%	7/1/24	51,221	47,493
CAB, Restructured, Series A-1	0.000%	7/1/33	198,105	107,416
Restructured, Series A-1	5.250%	7/1/23	85,961	85,973
Restructured, Series A-1	5.375%	7/1/25	171,446	172,858
Restructured, Series A-1	5.625%	7/1/27	169,893	173,303
Restructured, Series A-1	5.625%	7/1/29	167,137	171,294
Restructured, Series A-1	5.750%	7/1/31	162,338	168,190
Restructured, Series A-1	4.000%	7/1/33	153,940	133,807
Restructured, Series A-1	4.000%	7/1/35	838,371	707,557
Restructured, Series A-1	4.000%	7/1/37	3,458,000	2,837,722
Restructured, Series A-1	4.000%	7/1/41	161,467	126,888
Restructured, Series A-1	4.000%	7/1/46	167,923	126,407
Subseries CW	0.000%	11/1/43	726,987	318,965	(b)
Puerto Rico Electric Power Authority Revenue:
Series A	5.000%	7/1/29	2,750,000	2,014,375	*(h)
Series A	5.000%	7/1/42	3,370,000	2,468,525	*(h)
Series A	5.050%	7/1/42	950,000	693,500	*(h)

See Notes to Schedule of Investments.

28	Western Asset Intermediate-Term Municipals Fund 2022 Quarterly Report

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	December 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Puerto Rico - continued
Series DDD, Refunding	5.000%	7/1/21	$3,460,000	$2,491,200	*(i)
Series TT	5.000%	7/1/37	4,775,000	3,497,688	*(h)
Series WW	5.500%	7/1/38	840,000	620,550	*(h)
Series XX	5.250%	7/1/40	7,730,000	5,681,550	*(h)
Series ZZ, Refunding	5.000%	7/1/18	250,000	180,000	*(i)
Series ZZ, Refunding	5.250%	7/1/18	850,000	614,125	*(i)
Series ZZ, Refunding	5.250%	7/1/25	370,000	271,950	*(h)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	3,680,000	2,981,785
Restructured, Series A-1	4.550%	7/1/40	680,000	625,544
Restructured, Series A-1	4.750%	7/1/53	9,150,000	8,110,992
Restructured, Series A-1	5.000%	7/1/58	8,180,000	7,447,317
Restructured, Series A-2	4.329%	7/1/40	4,380,000	3,956,621
Restructured, Series A-2	4.329%	7/1/40	2,170,000	1,960,244
Restructured, Series A-2A	4.550%	7/1/40	6,040,000	5,556,304

Total Puerto Rico				64,035,930

Rhode Island - 0.2%
Rhode Island State Health & Educational Building Corp. Revenue:
Hospital Financing, Lifespan Obligated Group, Refunding	5.000%	5/15/28	2,500,000	2,567,233
Hospital Financing, Lifespan Obligated Group, Refunding	5.000%	5/15/29	2,000,000	2,050,308
Hospital Financing, Lifespan Obligated Group, Refunding	5.000%	5/15/30	1,570,000	1,607,659

Total Rhode Island				6,225,200

South Carolina - 0.8%
Richland County, SC, Environmental Improvement Revenue, International Paper Co. Project, Series A, Refunding	3.875%	4/1/23	3,850,000	3,844,711	(c)
SCAGO, SC, Educational Facilities Corp. for Pickens School District Revenue:
Refunding	5.000%	12/1/29	3,500,000	3,660,279
Refunding	5.000%	12/1/30	2,250,000	2,352,734
South Carolina State Jobs-EDA Hospital Facilities Revenue, Bon Secours Mercy Health Inc., Series A, Refunding	4.000%	12/1/44	5,500,000	5,084,985

See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2022 Quarterly Report	29

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	December 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
South Carolina - continued
South Carolina State Ports Authority Revenue:
Series 2018	5.000%	7/1/36	$2,850,000	$2,979,900	(c)
Series 2018	5.000%	7/1/37	2,000,000	2,081,582	(c)

Total South Carolina				20,004,191

Tennessee - 2.2%
Clarksville, TN, Water, Sewer & Gas Revenue, Series A	4.000%	2/1/51	8,455,000	7,877,161
Metropolitan Government of Nashville & Davidson County, TN, Water & Sewer Revenue:
Subordinated, Green Bonds, Series A	5.000%	7/1/42	3,200,000	3,373,285
Subordinated, Series B	5.000%	7/1/42	1,500,000	1,581,228
Metropolitan Nashville, TN, Airport Authority Revenue:
Series B	5.000%	7/1/25	1,500,000	1,554,091	(c)
Series B	5.000%	7/1/26	1,750,000	1,836,561	(c)
Tennessee State Energy Acquisition Corp., Natural Gas Revenue:
Series 2018	4.000%	11/1/25	9,000,000	8,936,321	(a)(b)
Series A	5.250%	9/1/24	6,885,000	6,990,609
Series C	5.000%	2/1/24	25,000,000	25,164,047

Total Tennessee				57,313,303

Texas - 8.7%
Arlington, TX, Higher Education Finance Corp., Education Revenue:
Uplift Education, Series A, Refunding, PSF - GTD	5.000%	12/1/34	650,000	700,279
Uplift Education, Series A, Refunding, PSF - GTD	5.000%	12/1/36	915,000	977,665
Uplift Education, Series A, Refunding, PSF - GTD	5.000%	12/1/37	700,000	745,137
Arlington, TX, Special Tax Revenue, Subordinated Lien, Series C, BAM	5.000%	2/15/41	3,750,000	3,854,131
Austin, TX, Airport System Revenue:
Series 2014	5.000%	11/15/30	2,730,000	2,792,309	(c)
Series 2022	5.000%	11/15/36	3,000,000	3,208,701	(c)
Series 2022	5.000%	11/15/37	2,000,000	2,127,802	(c)
Series B	5.000%	11/15/30	5,640,000	6,074,005	(c)

See Notes to Schedule of Investments.

30	Western Asset Intermediate-Term Municipals Fund 2022 Quarterly Report

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	December 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - continued
Bexar County, TX, Hospital District:
GO	5.000%	2/15/29	$1,500,000	$1,651,896
GO	5.000%	2/15/30	2,000,000	2,201,763
GO	5.000%	2/15/31	2,250,000	2,475,869
Central Texas Regional Mobility Authority Revenue, Senior Lien, Series E	5.000%	1/1/45	7,500,000	7,750,362
Central Texas Turnpike System Revenue:
Second Tier, Series C, Refunding	5.000%	8/15/31	10,000,000	10,167,836
Second Tier, Series C, Refunding	5.000%	8/15/32	10,000,000	10,139,864
Dallas, TX, Area Rapid Transit, Sales Tax Revenue:
Series A, Refunding	5.000%	12/1/34	7,500,000	7,993,062	(e)
Series A, Refunding	5.000%	12/1/36	4,250,000	4,529,402	(e)
Dallas, TX, Hotel Occupancy Tax Revenue, Series 2021, Refunding	4.000%	8/15/37	2,600,000	2,472,175
Grand Parkway Transportation Corp., TX, System Toll Revenue, First Tier Toll Revenue, Series C, Refunding	4.000%	10/1/40	5,375,000	5,173,069
Gulf Coast, TX, IDA, Solid Waste Disposal Revenue, Citgo Petroleum Corp. Project	4.875%	5/1/25	3,000,000	2,999,990	(c)
Harris County, TX, Cultural Education Facilities Finance Corp.:
Hospital Revenue, Texas Children’s Hospital, Series B, Refunding	5.000%	10/1/31	2,700,000	3,050,569	(a)(b)
Thermal Utility Revenue, Teco Project, Refunding	5.000%	11/15/30	600,000	658,794
Harris County, TX, Houston Sports Authority Revenue, Senior Lien, Series A, Refunding, AGM	5.000%	11/15/25	9,000,000	9,332,051
Hays, TX, ISD, GO, Unlimited Tax School Building Bonds, PSF - GTD	4.000%	2/15/47	4,475,000	4,282,637
Houston, TX, Airport System Revenue:
Special Facilities, United Airlines Inc., Airport Improvements Project	5.000%	7/15/28	4,500,000	4,565,005	(c)
Special Facilities, United Airlines Inc., Technical Operations Center Project	5.000%	7/15/28	2,500,000	2,538,617	(c)
Special Facilities, United Airlines Inc., Terminal Improvement Project, Series B-1	4.000%	7/15/41	6,000,000	5,102,923	(c)
Subordinated Lien, Series A, Refunding	5.000%	7/1/33	1,500,000	1,628,023	(c)
Subordinated Lien, Series A, Refunding	5.000%	7/1/34	1,750,000	1,888,111	(c)
Subordinated Lien, Series A, Refunding	4.000%	7/1/35	1,500,000	1,453,596	(c)
Subordinated Lien, Series A, Refunding	4.000%	7/1/36	1,500,000	1,437,150	(c)

See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2022 Quarterly Report	31

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	December 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - continued
Subordinated Lien, Series C, Refunding	5.000%	7/1/30	$2,630,000	$2,796,272	(c)
Subordinated Lien, Series C, Refunding	5.000%	7/1/32	2,250,000	2,385,208	(c)
Subordinated Lien, Series D, Refunding	5.000%	7/1/30	1,665,000	1,840,738
Subordinated Lien, Series D, Refunding	5.000%	7/1/31	1,800,000	1,987,822
Houston, TX, Utility System Revenue:
Combined First Lien, Series C, Refunding	5.000%	5/15/27	5,000,000	5,143,522
Combined First Lien, Series C, Refunding	5.000%	5/15/28	5,000,000	5,142,844
Love Field, TX, Airport Modernization Corp., General Airport Revenue, Series 2017	5.000%	11/1/31	1,250,000	1,305,031	(c)
Newark, TX, Higher Education Finance Corp., Education Revenue, TLC Academy, Series A	4.000%	8/15/31	1,500,000	1,389,033
North Texas Tollway Authority Revenue:
First Tier, Series A, Refunding	5.000%	1/1/32	2,500,000	2,644,338
First Tier, Series A, Refunding	5.000%	1/1/36	500,000	530,042
First Tier, Series A, Refunding	5.000%	1/1/37	1,305,000	1,374,280
First Tier, Series B, Refunding	5.000%	1/1/34	17,310,000	17,953,800
Second Tier, Series B, Refunding	5.000%	1/1/31	4,000,000	4,068,171
Port Authority of Houston of Harris County, TX, GO:
Series A, Refunding	5.000%	10/1/36	3,500,000	3,719,435	(c)
Series A, Refunding	5.000%	10/1/37	3,425,000	3,625,723	(c)
Series A, Refunding	5.000%	10/1/38	3,500,000	3,694,475	(c)
Socorro, TX, ISD, GO, School Building, PSF - GTD	5.000%	8/15/41	5,200,000	5,485,709
Southwest Texas, Higher Education Authority Inc. Revenue, Southern Methodist University Project, Refunding	5.000%	10/1/41	1,750,000	1,847,883
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue: Methodist Hospitals of Dallas	5.000%	10/1/37	1,000,000	1,085,309
Methodist Hospitals of Dallas	5.000%	10/1/39	1,650,000	1,768,943
Methodist Hospitals of Dallas	5.000%	10/1/40	2,000,000	2,125,219
Texas Public Finance Authority, Lease Revenue, Refunding	4.000%	2/1/35	2,000,000	2,072,326
Texas State:
Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Senior Lien, Series D	6.250%	12/15/26	13,560,000	14,277,658
Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue, Refunding	5.000%	12/15/26	5,500,000	5,673,371
Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue, Refunding	5.000%	12/15/29	7,000,000	7,268,622

See Notes to Schedule of Investments.

32	Western Asset Intermediate-Term Municipals Fund 2022 Quarterly Report

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	December 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - continued
Texas State Private Activity Bond Surface Transportation Corp. Revenue:
Senior Lien, LBJ Infrastructure Group LLC	4.000%	12/31/34	$1,500,000	$1,463,970
Senior Lien, LBJ Infrastructure Group LLC, I-635 Managed Lanes Project, Series A, Refunding	4.000%	12/31/35	1,100,000	1,059,104
Texas State Public Finance Authority, Lease Revenue, Refunding	4.000%	2/1/36	2,325,000	2,388,786
West Harris County, TX, Regional Water Authority, Series W	4.000%	12/15/45	2,100,000	1,915,546

Total Texas				222,005,973

Utah - 0.5%
Salt Lake City, UT, Airport Revenue, Series A	5.000%	7/1/34	3,000,000	3,127,317	(c)
Utah State Charter School Finance Authority, Charter School Revenue, Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/37	1,285,000	1,317,251
Utah State Infrastructure Agency, Telecommunications Revenue:
Series 2019	5.000%	10/15/28	1,845,000	1,901,297
Series 2019	4.000%	10/15/33	600,000	563,339
Series 2019	4.000%	10/15/39	925,000	801,110
Series 2021	4.000%	10/15/32	500,000	474,696
Series 2021	4.000%	10/15/35	400,000	364,473
Series 2021	4.000%	10/15/36	200,000	179,740
Utah State Telecommunication Open Infrastructure Agency, Sales Tax & Telecommunications Revenue:
Series 2022, Refunding	5.250%	6/1/37	1,500,000	1,678,030
Series 2022, Refunding	4.375%	6/1/40	2,000,000	2,010,573
Series 2022, Refunding	5.500%	6/1/40	1,400,000	1,574,285

Total Utah				13,992,111

Vermont - 0.0%††
University of Vermont & State Agricultural College, Series A	5.000%	10/1/44	1,000,000	1,061,716

Virginia - 0.4%
Arlington County, VA, IDA Revenue, Virginia Hospital Center, Refunding	5.000%	7/1/28	1,150,000	1,248,409

See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2022 Quarterly Report	33

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	December 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Virginia - 0.4%
Arlington County, VA, IDA Revenue, Virginia Hospital Center, Refunding	5.000%	7/1/28	$1,150,000	$1,248,409
Virginia Beach, VA, Development Authority, Residential Care Facilities Revenue, Westminster - Canterbury on Chesapeake Bay, Refunding	5.000%	9/1/44	1,500,000	1,377,194
Virginia State Small Business Financing Authority Revenue:
National Senior Campuses, Inc., Series A, Refunding	5.000%	1/1/32	1,000,000	1,077,972
Senior Lien, I-495 Hot Lanes Project, Refunding	5.000%	6/30/42	2,125,000	2,168,414	(c)
Senior Lien, I-495 Hot Lanes Project, Refunding	5.000%	12/31/42	2,000,000	2,040,860	(c)
The Obligated Group of National Senior Campuses Inc., Series A, Refunding	5.000%	1/1/31	1,000,000	1,081,421

Total Virginia				8,994,270

Washington - 3.3%
Central Puget Sound, WA, Regional Transit Authority Revenue, Sales Tax & Motor Vehicle Excise Tax Improvement Bonds, Green Bonds, Series S-1	4.000%	11/1/46	20,000,000	18,996,166
Energy Northwest, WA, Electric Revenue:
Columbia Generating System, Series A, Refunding	5.000%	7/1/29	5,000,000	5,273,270
Project One, Series A, Refunding	5.000%	7/1/27	8,500,000	8,977,186
Project One, Series A, Refunding	5.000%	7/1/28	10,000,000	10,558,917
Port of Seattle, WA, Intermediate Lien Revenue:
Series 2019	5.000%	4/1/31	3,160,000	3,399,813	(c)
Series 2019	5.000%	4/1/32	3,040,000	3,255,079	(c)
Series A	5.000%	5/1/36	4,000,000	4,144,622	(c)
Series B, Refunding	5.000%	8/1/37	13,185,000	14,050,507	(c)
Series B, Refunding	5.000%	8/1/39	5,000,000	5,277,776	(c)
Washington State Health Care Facilities Authority Revenue:
Commonspirit Health, Series A, Refunding	5.000%	8/1/44	5,375,000	5,387,514
Seattle Cancer Care Alliance, Refunding	5.000%	9/1/38	625,000	656,208
Seattle Cancer Care Alliance, Refunding	5.000%	9/1/39	500,000	522,735
Seattle Cancer Care Alliance, Refunding	5.000%	9/1/40	700,000	728,604
Seattle Cancer Care Alliance, Refunding	5.000%	9/1/45	2,000,000	2,058,923

Total Washington				83,287,320

See Notes to Schedule of Investments.

34	Western Asset Intermediate-Term Municipals Fund 2022 Quarterly Report

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	December 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Wisconsin - 1.1%
Central Brown County, WI, Water Authority System Revenue:
Series A, Refunding	5.000%	11/1/31	$2,510,000	$2,604,278
Series A, Refunding	5.000%	11/1/32	2,000,000	2,074,760
Series A, Refunding	5.000%	11/1/33	2,000,000	2,074,036
Series A, Refunding	5.000%	11/1/34	2,000,000	2,075,484
Public Finance Authority, WI, Revenue:
Bancroft Neurohealth Project, Series A	5.000%	6/1/36	1,540,000	1,456,379	(d)
Carmelite System Inc., Obligated Group, Series 2020, Refunding	5.000%	1/1/40	1,700,000	1,677,024
Renown Regional Medical Center Project, Series A	5.000%	6/1/36	2,250,000	2,346,137
Village of Mount Pleasant, WI, Tax Increment Revenue, Series A	5.000%	4/1/43	7,000,000	7,372,299
Wisconsin State HEFA Revenue:
Bellin Memorial Hospital, Inc., Series A	5.000%	12/1/41	1,000,000	1,045,139
Bellin Memorial Hospital, Inc., Series A	5.000%	12/1/42	1,500,000	1,565,358
Bellin Memorial Hospital, Inc., Series A	5.000%	12/1/43	2,500,000	2,601,382
Bellin Memorial Hospital, Inc., Series A	5.000%	12/1/45	2,000,000	2,067,944

Total Wisconsin				28,960,220

TOTAL MUNICIPAL BONDS (Cost - $2,439,040,031)				2,368,320,535

MUNICIPAL BONDS DEPOSITED IN TENDER OPTION BOND TRUST (j) -1.9%
New York - 1.9%
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution Fiscal 2023, Subseries AA-3, Refunding	5.000%	6/15/47	24,245,000	26,052,030
New York State Dormitory Authority, State Personal Income Tax Revenue, Series A	4.000%	3/15/45	25,170,000	23,753,646

Total New York				49,805,676

TOTAL MUNICIPAL BONDS DEPOSITED IN TENDER OPTION BOND TRUST (Cost - $50,835,412)				49,805,676

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $2,489,875,443)				2,418,126,211

SHORT-TERM INVESTMENTS - 5.7%
MUNICIPAL BONDS - 5.7%
Alabama - 0.1%
Mobile County, AL, IDA Revenue, ExxonMobil Project, Refunding	3.500%	7/15/32	2,000,000	2,000,000	(k)(l)

See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2022 Quarterly Report	35

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	December 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - 0.6%
San Francisco, CA, City & County Airport Commission, International Airport Revenue, Second Series A, Refunding, LOC - Bank of America N.A.	3.150%	5/1/30	$12,650,000	$12,650,000	(c)(k)(l)
San Jose, CA, Multifamily Housing Revenue, Series B, Refunding, LOC - FHLMC	3.350%	7/1/38	1,300,000	1,300,000	(c)(k)(l)

Total California				13,950,000

Connecticut - 0.0%††
Connecticut State Housing Finance Authority, Series C-3, SPA - TD Bank N.A.	3.660%	11/15/50	450,000	450,000	(k)(l)

Delaware - 0.0%††
University of Delaware Revenue, Series 2005, Refunding, SPA - TD Bank N.A.	3.500%	11/1/35	540,000	540,000	(k)(l)

District of Columbia - 0.0%††
District of Columbia Revenue, Series A, LOC - TD Bank N.A.	3.650%	8/15/38	700,000	700,000	(k)(l)

Florida - 0.0%††
St. Lucie County, FL, Solid Waste Disposal Revenue, Florida Power & Light Co. Project, Refunding	3.600%	5/1/24	160,000	160,000	(c)(k)(l)

Georgia - 1.3%
Bartow County Development Authority, GA, Georgia Power Company Plant Bowen Project, Second Series 2022	3.900%	11/1/62	33,100,000	33,100,000	(c)(k)(l)

Idaho - 0.0%††
Idaho State Health Facilities Authority Revenue, St. Luke’s Health System, Series C, Refunding, LOC - U.S. Bank N.A.	3.620%	3/1/48	900,000	900,000	(k)(l)

Indiana - 0.1%
Indiana State Finance Authority Hospital Revenue:
Parkview Health System Obligated Group, Series B, Refunding, LOC - Wells Fargo Bank N.A.	3.550%	11/1/39	1,850,000	1,850,000	(k)(l)
Parkview Health System Obligated Group, Series D, Refunding, LOC - Wells Fargo Bank N.A.	3.550%	11/1/39	1,660,000	1,660,000	(k)(l)

Total Indiana				3,510,000

See Notes to Schedule of Investments.

36	Western Asset Intermediate-Term Municipals Fund 2022 Quarterly Report

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	December 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Maryland - 0.2%
Maryland State Communities Development Administration Revenue, Fort Washington Manor Senior Housing, Series A, LOC - Citibank N.A.	3.630%	11/15/38	$1,430,000	$1,430,000	(c)(k)(l)
Maryland State Community Development Administration, Series J, SPA - Wells Fargo Bank N.A.	3.680%	9/1/40	3,440,000	3,440,000	(c)(k)(l)
Maryland State Health & Higher Educational Facilities Authority Revenue, University of Maryland Medical System, Series D, LOC - TD Bank N.A.	3.500%	7/1/41	800,000	800,000	(k)(l)

Total Maryland				5,670,000

Massachusetts - 0.1%
Massachusetts State DFA Revenue, Boston University, Series U-6E, Refunding, LOC - TD Bank N.A.	3.420%	10/1/42	540,000	540,000	(k)(l)
Massachusetts State HEFA Revenue, Baystate Medical Center, Series K-1, LOC - TD Bank N.A.	3.420%	7/1/39	2,500,000	2,500,000	(k)(l)

Total Massachusetts				3,040,000

Mississippi - 0.4%
Mississippi State Business Finance Corp., Gulf Opportunity Zone, IDR:
Chevron USA Inc. Project, Series A	3.550%	11/1/35	1,765,000	1,765,000	(k)(l)
Chevron USA Inc. Project, Series B	3.550%	12/1/30	200,000	200,000	(k)(l)
Chevron USA Inc. Project, Series B	3.550%	11/1/35	1,750,000	1,750,000	(k)(l)
Chevron USA Inc. Project, Series C	3.550%	12/1/30	1,440,000	1,440,000	(k)(l)
Chevron USA Inc. Project, Series D	3.550%	11/1/35	890,000	890,000	(k)(l)
Chevron USA Inc. Project, Series E	3.550%	12/1/30	200,000	200,000	(k)(l)
Chevron USA Inc. Project, Series E	3.550%	12/1/30	750,000	750,000	(k)(l)
Chevron USA Inc. Project, Series F	3.550%	12/1/30	2,000,000	2,000,000	(k)(l)
Chevron USA Inc. Project, Series G	3.550%	12/1/30	125,000	125,000	(k)(l)
Chevron USA Inc. Project, Series G	3.550%	11/1/35	350,000	350,000	(k)(l)

Total Mississippi				9,470,000

See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2022 Quarterly Report	37

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	December 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Missouri - 0.0%††
Missouri State HEFA Revenue:
Educational Facilities, Saint Louis University, Series B-2, LOC - Wells Fargo Bank N.A.	3.600%	10/1/35	$570,000	$570,000	(k)(l)
St. Louis University, Series B, LOC - U.S. Bank N.A.	3.620%	10/1/24	100,000	100,000	(k)(l)

Total Missouri				670,000

New Jersey - 0.1%
New Jersey State EDA Revenue, South Jersey Gas Co., Series 2006-1, Remarketing, LOC - JPMorgan Chase & Co.	3.600%	4/1/36	600,000	600,000	(c)(k)(l)
New Jersey State Health Care Facilities Financing Authority Revenue, Hospital Capital Asset Financing Program, Series B, Refunding, LOC - TD Bank N.A.	3.660%	7/1/35	900,000	900,000	(k)(l)

Total New Jersey				1,500,000

New York - 0.9%
New York City, NY, GO:
Subseries D-4, LOC - TD Bank N.A.	3.490%	8/1/40	100,000	100,000	(k)(l)
Subseries E-5, LOC - TD Bank N.A.	3.490%	3/1/48	300,000	300,000	(k)(l)
Subseries I-4, Refunding, LOC - TD Bank N.A.	3.490%	4/1/36	900,000	900,000	(k)(l)
New York City, NY, HDC:
MFH Revenue, Boricua Village Apartment Site, Series A-2, LOC - Citibank N.A.	3.780%	9/1/42	350,000	350,000	(c)(k)(l)
Multi-Family Mortgage Revenue, The Dorado Apartments, Series A, LOC - Citibank N.A.	3.670%	6/1/40	1,000,000	1,000,000	(c)(k)(l)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution Fiscal 2008, Series BB-5, Refunding, SPA - Bank of America N.A.	3.450%	6/15/33	700,000	700,000	(k)(l)
Second General Resolution Fiscal 2009, Series BB-2, Refunding, SPA - UBS AG	3.600%	6/15/39	100,000	100,000	(k)(l)
Second General Resolution Fiscal 2011, Series DD-2, SPA - JPMorgan Chase	3.650%	6/15/43	300,000	300,000	(k)(l)
Second General Resolution Fiscal 2014, Series AA-5, Refunding, SPA - Mizuho Bank Ltd.	3.490%	6/15/48	2,220,000	2,220,000	(k)(l)

See Notes to Schedule of Investments.

38	Western Asset Intermediate-Term Municipals Fund 2022 Quarterly Report

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	December 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - continued
Second General Resolution Fiscal 2016, Series AA-2, Refunding, SPA - PNC Bank N.A.	3.680%	6/15/48	$1,000,000	$1,000,000	(k)(l)
Second General Resolution, Series DD-1, Refunding, SPA - TD Bank N.A.	3.490%	6/15/43	1,945,000	1,945,000	(k)(l)
New York City, NY, TFA, Revenue Future Tax Secured, Subseries A, Refunding, SPA - TD Bank N.A.	3.490%	11/1/29	375,000	375,000	(k)(l)
New York State Dormitory Authority Revenue:
Cornell University, Series B, SPA - Bank of New York Mellon	3.600%	7/1/33	1,405,000	1,405,000	(k)(l)
Non-State Supported Debt, Northern Westchester Association, LOC - TD Bank N.A.	3.600%	11/1/34	1,100,000	1,100,000	(k)(l)
New York State Energy Research & Development Authority Facilities Revenue:
Consolidated Edison Co. of New York Inc. Project, Subseries A-2, LOC - Bank of Nova Scotia	3.680%	6/1/36	400,000	400,000	(c)(k)(l)
Consolidated Edison Co. of New York Inc. Project, Subseries C-2, LOC - Mizuho Bank Ltd.	3.730%	11/1/39	300,000	300,000	(c)(k)(l)
New York State HFA Revenue:
East 39th Street, Series A, LIQ - FNMA, LOC - FNMA	3.680%	11/15/31	500,000	500,000	(c)(k)(l)
10 Liberty, Series A, LIQ - FHLMC, LOC - FHLMC	3.630%	5/1/35	165,000	165,000	(k)(l)
Weyant Green Apartments, Series A, LIQ - FNMA, LOC - FNMA	3.780%	5/15/37	1,000,000	1,000,000	(c)(k)(l)
New York State Transportation Development Corp., Special Facilities Revenue, Terminal One Group Association LP Project, Refunding	5.000%	1/1/23	5,900,000	5,900,000	(c)(k)(l)
Triborough Bridge & Tunnel Authority, NY, Revenue, Subseries B-3, Refunding, LOC - State Street Bank & Trust Co.	3.560%	1/1/32	2,080,000	2,080,000	(k)(l)

Total New York				22,140,000

North Carolina - 0.1%
Charlotte-Mecklenburg Hospital Authority, NC, Health Care System Revenue, Carolinas Healthcare System, Series C, SPA - JPMorgan Chase	3.600%	1/15/37	1,200,000	1,200,000	(k)(l)

See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2022 Quarterly Report	39

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	December 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Ohio - 0.0%††
Ohio State, GO, Common Schools, Series C	3.580%	6/15/26	$100,000	$100,000	(k)(l)

Oregon - 0.3%
Oregon State Facilities Authority Revenue:
Peacehealth, Series A, Refunding, LOC - U.S. Bank N.A.	3.620%	8/1/34	7,100,000	7,100,000	(k)(l)
Peacehealth, Series B, Refunding, LOC - TD Bank N.A.	3.460%	8/1/34	315,000	315,000	(k)(l)

Total Oregon				7,415,000

Pennsylvania - 0.1%
Lancaster County, PA, Hospital Authority Revenue, Series D, Refunding, LOC - JPMorgan Chase & Co.	3.700%	7/1/34	1,700,000	1,700,000	(k)(l)
Lancaster, PA, IDA Revenue, Willow Valley Retirement Communities Project, Series C, LOC - PNC Bank N.A.	3.690%	12/1/39	1,000,000	1,000,000	(k)(l)
Pennsylvania State Turnpike Commission Revenue, Series 2020, Refunding, LOC - TD Bank N.A.	3.660%	12/1/39	100,000	100,000	(k)(l)
Philadelphia, PA, Authority for IDR, Gift of Life Donor Program Project, LOC - TD Bank N.A.	3.660%	12/1/34	860,000	860,000	(k)(l)

Total Pennsylvania				3,660,000

Texas - 1.4%
Gulf Coast, TX, IDA, Waste Disposal Revenue, Exxon Mobil Corp. Project, Series A	3.550%	6/1/30	700,000	700,000	(c)(k)(l)
Gulf Coast, TX, Waste Disposal Authority:
ExxonMobil Project	3.550%	6/1/30	11,800,000	11,800,000	(c)(k)(l)
ExxonMobil Project, Series B	3.550%	6/1/25	7,300,000	7,300,000	(c)(k)(l)
Lower Neches Valley Authority, TX, Industrial Development Corp. Revenue:
ExxonMobil Corp., Series A, Refunding	3.550%	11/1/29	970,000	970,000	(k)(l)
ExxonMobil Corp., Series B, Refunding	3.550%	11/1/29	6,625,000	6,625,000	(c)(k)(l)
ExxonMobil Corp., Subordinated, Series B-4, Refunding	3.550%	3/1/33	500,000	500,000	(c)(k)(l)
ExxonMobil Corp., Subseries B-2, Refunding	3.550%	12/1/39	6,950,000	6,950,000	(c)(k)(l)

See Notes to Schedule of Investments.

40	Western Asset Intermediate-Term Municipals Fund 2022 Quarterly Report

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	December 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - continued
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue:
Baylor Health Care System Project, Series C, Refunding, LOC - TD Bank N.A.	3.500%	11/15/50	$165,000	$165,000	(k)(l)
Methodist Hospitals of Dallas Project, Series A, LOC - TD Bank N.A.	3.500%	10/1/41	200,000	200,000	(k)(l)

Total Texas				35,210,000

TOTAL SHORT-TERM INVESTMENTS (Cost - $145,385,000)				145,385,000

TOTAL INVESTMENTS - 100.4% (Cost - $2,635,260,443)				2,563,511,211
TOB Floating Rate Notes - (1.1)%				(28,745,000)
Other Assets in Excess of Other Liabilities - 0.7%				18,621,554

TOTAL NET ASSETS - 100.0%				$2,553,387,765

*	Non-income producing security.

(a)	Maturity date shown represents the mandatory tender date.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(e)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.

(f)	Securities traded on a when-issued or delayed delivery basis.

(g)	Bonds are generally escrowed to maturity by government securities and/or U.S. government agency securities.

(h)	The coupon payment on this security is currently in default as of December 31, 2022.

(i)	The maturity principal is currently in default as of December 31, 2022.

(j)	Represents securities deposited into a special purpose entity, referred to as a Tender Option Bond (“TOB”) trust.

(k)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(l)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2022 Quarterly Report	41

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2022

Abbreviation(s) used in this schedule:

AGM	— Assured Guaranty Municipal Corporation — Insured Bonds
BAM	— Build America Mutual — Insured Bonds
CAB	— Capital Appreciation Bonds
CDA	— Communities Development Authority
COP	— Certificates of Participation
CSCE	— Charter School Credit Enhancement
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDC	— Economic Development Corporation
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
HDC	— Housing Development Corporation
HEFA	— Health & Educational Facilities Authority
HFA	— Housing Finance Agency
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
ISD	— Independent School District
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFA	— Municipal Finance Authority
MFH	— Multi-Family Housing
MTA	— Metropolitan Transportation Authority
NATL	— National Public Finance Guarantee Corporation — Insured Bonds
PCFA	— Pollution Control Financing Authority
PCR	— Pollution Control Revenue
PEA	— Public Energy Authority
PSF	— Permanent School Fund
Q-SBLF	— Qualified School Board Loan Fund
SCAGO	— South Carolina Association of Government Organizations
SD	— School District
SIFMA	— Securities Industry and Financial Markets Association
SPA	— Standby Bond Purchase Agreement — Insured Bonds
TFA	— Transitional Finance Authority
USD	— Unified School District

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

42	Western Asset Intermediate-Term Municipals Fund 2022 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Intermediate-Term Municipals Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services –Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies

43

Notes to Schedule of Investments (unaudited) (cont’d)

include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

44

Notes to Schedule of Investments (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Municipal Bonds	—	$2,368,320,535	—	$2,368,320,535
Municipal Bonds Deposited in Tender Option Bond Trust	—	49,805,676	—	49,805,676

Total Long-Term Investments	—	2,418,126,211	—	2,418,126,211

Short-Term Investments†	—	145,385,000	—	145,385,000

Total Investments	—	$2,563,511,211	—	$2,563,511,211

†	See Schedule of Investments for additional detailed categorizations.

45